Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Income Statement [Abstract]
Revenues, net		$ 2,381,851	$ 2,459,102	$ 1,919,389
Cost of revenues		195,336	310,989	509,162
Gross profit		2,186,515	2,148,113	1,410,227
Operating expenses
Selling and marketing expenses		361,327	299,615	438,603
General and administrative expenses		814,857	484,955	707,487
Research and development expenses		36,714	30,881	60,671
Allowance for expected credit losses		179,903	152,108	6,442
Total operating expenses		1,392,801	967,559	1,213,203
Operating income		793,714	1,180,554	197,024
Other income (expense):
Other expense		(1,076)	(575)	(7,083)
Interest income		783	1,590	263
Interest expense				(194)
Total other (expenses) income		(293)	1,015	(7,014)
Income before income tax		793,421	1,181,569	190,010
Income tax expenses (benefits)		314,860	329,527	(1,288)
Net income		478,561	852,042	191,298
Other comprehensive income (loss):
Foreign currency translation adjustments		14,551	(28,111)	3,014
Total comprehensive income		$ 493,112	$ 823,931	$ 194,312
Earnings per share:
Ordinary shares – basic (in Dollars per share)		$ 0.02	$ 0.03	$ 0.01
Ordinary shares – diluted (in Dollars per share)		$ 0.02	$ 0.03	$ 0.01
Weighted average shares outstanding used in calculating basic and diluted earnings per share:
Ordinary shares – basic (in Shares)	[1]	25,000,000	25,000,000	25,000,000
Ordinary shares – diluted (in Shares)	[1]	25,000,000	25,000,000	25,000,000

[1]	Certain shares are related to the reorganization for the founding shareholders and are presented on a retroactive basis to reflect the reorganization (See Note 1) and retroactively restated to reflect the Share Split.